Fair value measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair value measurements

3.	Fair value measurements

As of December 31, 2024 and 2025, information about inputs into the fair value measurement of the Company’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

December 31, 2024	Balance at Fair value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Short-term investments – Investments in money market funds	2,803	2,803	-	-

December 31, 2025	Balance at Fair value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets:
Short-term investments – Investments in money market funds	4,813	4,813	-	-

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

Short-term investment consists of money market fund issued by financial institutions and are redeemable on demand. For the instruments whose fair value is provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

For the years ended December 31, 2023, 2024 and 2025, the Company recognized gains on fair value from its short-term investments of nil, RMB23 and RMB1, respectively, in the consolidated statements of income and comprehensive income.